Consolidated Statements Of Comprehensive Income ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenue
Revenue	¥ 129,079	$ 18,458	¥ 133,125	¥ 134,598
Costs and expenses:
Cost of revenue	72,436	10,358	66,102	65,031
Selling, general and administrative	25,843	3,696	23,620	23,519
Research and development	20,433	2,922	22,133	24,192
Impairment of long-lived assets	16,190	2,315	0	0
Total costs and expenses	134,902	19,291	111,855	112,742
Operating income (loss)	(5,823)	(833)	21,270	21,856
Other income:
Interest income	8,602	1,230	7,962	8,009
Interest expense	(2,784)	(398)	(2,824)	(3,248)
Foreign exchange gain (loss), net	(2,242)	(321)	1,076	595
Share of earnings (losses) from equity method investments	3,196	457	(691)	(3,799)
Others, net	5,767	825	1,829	1,785
Total other income, net	12,539	1,793	7,352	3,342
Income before income taxes	6,716	960	28,622	25,198
Income tax expense	1,259	180	4,447	3,649
Net income	5,457	780	24,175	21,549
Less: net income (loss) attributable to noncontrolling interests	(132)	(19)	415	1,234
Net income attributable to Baidu, Inc.	5,589	799	23,760	20,315
Other comprehensive income (loss):
Foreign currency translation adjustments	624	89	(766)	(913)
Unrealized gains (losses) on available-for-sale investments, net of reclassification	(96)	(14)	174	(201)
Unrealized losses on derivatives	(511)	(73)	(387)	(422)
Other comprehensive income (loss), net of tax	17	2	(979)	(1,536)
Comprehensive income	5,474	782	23,196	20,013
Less: comprehensive income (loss) attributable to noncontrolling interests	(268)	(38)	344	1,139
Comprehensive income attributable to Baidu, Inc.	¥ 5,742	$ 820	¥ 22,852	¥ 18,874
Common Class A and Class B
Earnings per shares:
Basic | (per share)	¥ 1.71	$ 0.24	¥ 8.31	¥ 6.98
Diluted | (per share)	¥ 1.47	$ 0.21	¥ 8.24	¥ 6.89
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	2,726	2,726	2,790	2,807
Diluted	2,744	2,744	2,798	2,837
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	¥ 1.71	$ 0.24	¥ 8.31	¥ 6.98
Diluted | (per share)	¥ 1.47	$ 0.21	¥ 8.24	¥ 6.89
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	2,202	2,202	2,265	2,278
Diluted	2,744	2,744	2,798	2,837
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	¥ 13.67	$ 1.95	¥ 66.4	¥ 55.83
Diluted | (per share)	¥ 11.78	$ 1.68	¥ 65.91	¥ 55.08